Leases (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 384		kr 283
Lease Liabilities
Current	59		42
Non-current	384		277
Total lease liabilities	443		319
Depreciation charge of right-of-use assets	26	kr 15
Interest expense	6	3
Expense relating to short-term leases	1	2
Total future minimum payments			342	kr 117
Estimated capital expenditure for lease			40	kr 74
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	381		280
Lease Liabilities
Depreciation charge of right-of-use assets	25	14
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3		kr 3
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1	kr 1